S000028554 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	172 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI ex USA Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.53%	4.10%	4.80%
MSCI New Zealand All Cap Top 25 Capped Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	(4.01%)	(1.97%)	4.96%
iShares MSCI New Zealand ETF
Prospectus [Line Items]
Average Annual Return, Percent		(4.55%)	(2.53%)	4.45%
Performance Inception Date					Sep. 01, 2010
iShares MSCI New Zealand ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(4.59%)	(2.76%)	4.08%
iShares MSCI New Zealand ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.92%)	(1.60%)	3.88%

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
[2]	The MSCI New Zealand All Cap Top 25 Capped Index (Spliced) reflects the performance of the MSCI New Zealand IMI 25/50 Index (Net) through September 2, 2024 and the MSCI New Zealand All Cap Top 25 Capped Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.